May 21, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:                             Brookfield High Income Fund Inc. (the “Fund”) (333-195128)

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted herewith for filing is a copy of the Fund’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.  This Registration Statement is being filed in connection with the proposed reorganization of each of Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc. and Helios Strategic Income Fund, Inc. into Brookfield High Income Fund Inc.

The filing has been marked to show changes made since the initial filing on April 8, 2014.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing.  Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP